Demonstration Plant (formerly Pilot plant) (Tables)	3 Months Ended
Sep. 30, 2023
Demonstration Plant (formerly Pilot plant)
Schedule of demonstration plant cost

	Three months ended
	September 30,
	2023	2022
Internet	$3	$3
Personnel	1,190	1,309
Reagents	629	435
Repairs and maintenance	338	7
Supplies	385	751
Testwork	785	322
Office trailer rental	15	13
Utilities	24	36
Vehicle	9	—
Waste disposal & recycling	5	—
Total Demonstration plant operations costs	$3,383	$2,876